Capital assets - Recovery Amounts (Details)	3 Months Ended
	Dec. 31, 2020 $ / bbl $ / $	Sep. 30, 2020 $ / bbl $ / MMBTU € / MMBTU $ / $	Jun. 30, 2020 $ / bbl $ / MMBTU € / MMBTU $ / $	Mar. 31, 2020 $ / bbl $ / MMBTU € / MMBTU $ / $	Dec. 31, 2019 € / MMBTU
2020
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $		0.75	0.74	0.72
2020 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		44.00	43.50	34.00
2020 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		42.00	41.00	30.00
2020 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		3.87	2.75	3.33	5.58
2020 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		3.00	2.10	1.95
2021
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.78	0.75	0.74	0.73
2021 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	50.75	46.75	48.00	45.50
2021 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		44.00	44.00	41.00
2021 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		4.03	4.25	4.25	5.51
2021 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.90	2.35	2.25
2022
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.77	0.75	0.75	0.74
2022 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	55.00	51.00	51.50	52.50
2022 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		47.50	47.50	47.50
2022 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		4.41	4.75	5.00	5.54
2022 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.70	2.40	2.35
2023
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76	0.75	0.75	0.74
2023 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	58.50	56.50	56.50	57.50
2023 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		52.50	52.50	52.50
2023 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		4.58	5.25	5.50	5.65
2023 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.60	2.45	2.45
2024
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76	0.75	0.75	0.75
2024 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	61.79	60.00	60.00	62.50
2024 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		56.00	56.00	57.50
2024 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		4.79	5.75	6.00	5.77
2024 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.60	2.55	2.55
2025
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76	0.75	0.75	0.75
2025 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	62.95	62.95	62.95	62.95
2025 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		58.95	58.95	58.95
2025 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.00	6.00	6.25	5.88
2025 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.65	2.65	2.65
2026
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76	0.75	0.75	0.75
2026 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	64.13	64.13	64.13	64.13
2026 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		60.13	60.13	60.13
2026 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.21	6.25	6.50	6.00
2026 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.70	2.70	2.70
2027
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76	0.75	0.75	0.75
2027 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	65.33	65.33	65.33	65.33
2027 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		61.33	61.33	61.33
2027 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.42	6.50	6.75	6.12
2027 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.76	2.76	2.76
2028
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76	0.75	0.75	0.75
2028 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	66.56	66.56	66.56	66.56
2028 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		62.56	62.56	62.56
2028 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.63	6.75	7.00	6.24
2028 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.81	2.81	2.81
2029
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76	0.75	0.75	0.75
2029 | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	67.81	67.81	67.81	67.81
2029 | WTI Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		63.81	63.81	63.81
2029 | NBP
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | € / MMBTU		5.83	7.00	7.25	6.37
2029 | AECO Spot Gas
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU		2.87	2.87	2.87
2030 and beyond
Disclosure of Capital assets [Line Items]
Exchange rate | $ / $	0.76
Commodity price forecast inflation rate percentage		2.00%	2.00%	2.00%	2.00%
2030 and beyond | Brent Crude
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts	69.17
2031 and beyond
Disclosure of Capital assets [Line Items]
Commodity price forecast inflation rate percentage	2.00%